Goodwill - Summary of Changes in Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	£ 10,552	£ 10,597
Additions through business combinations (Note •)	1,127
Goodwill Ending Balance	7,046	10,552
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	10,552	10,597
Exchange adjustments	550	(55)
Additions through business combinations (Note •)	1,127
Other movements	0	10
Transfer to assets held for sale/distribution	(5,183)
Goodwill Ending Balance	£ 7,046	£ 10,552